Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Licensing and other fees (note 14)	$ 463	$ 453	$ 65,234
Research collaborative fees (note 14)	326	1,052	830
Revenues	789	1,505	66,064
Expenses:
Research and development	6,017	15,224	15,339
General and administration	9,611	11,549	12,875
Restructuring (note 16)	10,040	0	0
Amortization	1,229	1,095	1,154
Gain on disposition of property and equipment	(148)	0	0
Loss on write-down of intangible assets	0	95	25
Operating Expenses	26,749	27,963	29,393
Operating income (loss)	(25,960)	(26,458)	36,671
Other expenses (income):
Interest expense	4,268	2,218	1,975
Other income	(695)	(756)	(803)
Gain on settlement of debt (note 10)	(11,218)	0	0
Nonoperating Income (Expense)	(7,645)	1,462	1,172
Net income (loss) and comprehensive income (loss)	$ (18,315)	$ (27,920)	$ 35,499
Income (loss) per share (note 12)
Basic and Diluted	$ (0.30)	$ (0.46)	$ 0.58
Weighted average common shares outstanding
Basic	61,272,730	61,125,804	60,813,604
Diluted	61,272,730	61,125,804	61,321,263